RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
Related parties of the Company are comprised of the following:

Owners, each with significant influence over Amer Sports, Inc.:
ANTA Sports Products Limited
FountainVest Partners
Anamered Investments Inc.
The Board of Directors of Amer Sports, Inc. (1)
The Executive Committee and the Global Leadership Team of Amer Sports, Inc. (1)
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(1)Includes entities controlled or jointly controlled by members.
The subsidiaries of Amer Sports, Inc. are listed in Note 24. Group Companies.
Transactions with ANTA Sports

	For the year ended December 31,
In millions	2025	2024	2023
Purchases of goods and services from ANTA Sports and subsidiaries	$52.2	$31.4	$26.7
Sales of goods and services to ANTA Sports and subsidiaries	41.1	30.8	1.1
Sales to ANTA Sports are generally based on the same terms and conditions that apply to sales to third parties.
Design services
On August 26, 2025, Amer Sports (Shanghai) Trading Ltd., our wholly owned subsidiary, transferred a one-year agreement, dated as of February 6, 2025, from IBIC International Brand Management (Beijing) Co., Ltd. to Pipa International Business Management (Xiamen) Co., Ltd, an affiliate of ANTA Sports, covering design services for certain apparel and footwear. The contract value was approximately $0.5 million and terminated on February 5, 2026.

Warehousing and Logistics
On December 12, 2025, Amer Sports (Shanghai) Trading Ltd. and Amer Sports Shanghai Commercial Limited, our wholly owned subsidiaries, entered into a warehousing and logistics agreement with Fujian ANTA Logistics Information Technology Co., Ltd, a subsidiary of ANTA Sports, pursuant to which our warehousing and logistics operations in China will be operated by ANTA Sports’ warehousing and logistics network. This agreement is effective starting on January 1, 2026 and expires on December 31, 2030, subject to an optional renewal for a further five years, unless earlier terminated by either party. The estimated contract value is approximately $147.0 million over five years and is dependent on usage of services with no minimum commitment. The agreed pricing is subject to review every two years. Either party may terminate the agreement without liability by providing 180 days prior written notice.
Retail Distribution and Store Management
On December 10, 2025, Amer Sports HK Limited, our wholly owned subsidiary, entered into a three-year agreement with Avid Sports Singapore Pte Ltd (“Avid Sports”), a subsidiary of ANTA Sports, pursuant to which Avid Sports will serve as the operator of, and retail distributor for an Arc’teryx store in Singapore and will bear the associated operating costs. Avid Sports will purchase products from the Company at a discount to retail prices, and may sell such products solely through this store. The estimated contract value is approximately $7.6 million over three years and is dependent on services provided and products distributed with no minimum commitment. Either party may terminate the agreement without liability by providing six months prior written notice.
On December 18, 2025, Amer Sports (Shanghai) Trading Ltd., our wholly owned subsidiary, entered into an agreement with Quanzhou Qunli E-Commerce Co., LTD. (“Quanzhou Qunli”), a wholly owned subsidiary of ANTA Sports, pursuant to which Quanzhou Qunli will provide store management services, including but not limited to retail store personnel, for an Arc’teryx store in China for a fee of approximately $0.8 million over the two-year agreement.
Transactions with key management personnel
Key management personnel includes the Board of Directors of Amer Sports, Inc., the Executive Committee and the Global Leadership Team. Key management personnel prior to the IPO also included the Board of Directors of Amer Sports Holding 3 Oy.
Compensation to key management personnel recognized in the consolidated statement of income and loss and other comprehensive income and loss was as follows:

	For the year ended December 31,
In millions	2025	2024	2023
Salaries and other short-term employee benefits	$24.8	$21.8	$12.7
Post-employment benefits	1.7	1.5	0.5
Termination benefits	0.6	0.7	0.9
Share-based payments (1)	13.9	15.2	19.5
Other long-term benefits	0.2	—	0.3
Total	$41.2	$39.2	$33.9
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(1)Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end.
The members of the Executive Board and Executive Committee receive a fixed remuneration and a short-term variable remuneration in the form of an annual bonus based on the Company’s annual financial targets. In addition, they participate in the share-based payment program of Amer Sports. Refer to Note 9. Share-Based Payments for information on the share-based payment program.
Cash remuneration to the Board of Directors of $0.5 million and $0.4 million for the years ended December 31, 2025 and 2024, respectively, was recognized in the consolidated statement of income and loss and other comprehensive income and loss. Members of the Board of Directors do not have contractual retirement benefits with the Company, while certain members of the Board of Directors are participants to the Company’s Omnibus Incentive Plan.
No loans have been granted to key management personnel.
Transactions with Amer Sports Holding (Cayman) Limited (former parent company)

	For the year ended December 31,
In millions	2025	2024	2023
Interest expenses to the former parent company:
Investment Loan	$—	$19.1	$205.0
Facility A Loan	—	2.5	21.4
Total	$—	$21.6	$226.4
Balances in relation to transactions with related parties

In millions	December 31, 2025	December 31, 2024
ANTA Sports and subsidiaries
Current payables	$17.9	$11.3
Current receivables	7.6	10.4
Key management personnel
Provisions short and long-term incentive	12.6	7.9
Other short-term benefit liabilities	2.1	0.8
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	0.7	0.8
Current payables to and receivables from ANTA Sports have a short-term maturity, are interest free and not secured.